INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 6 — INVENTORY

As of September 30, 2024 and December 31, 2023, the balance of finished goods was $1,894 and $1,977, respectively. There is no provision for slow-moving or obsolete inventory during the three and nine months ended September 30, 2024. During the three and nine months ended September 30, 2023, the Company wrote off $9,743 of expired, slow-moving and obsolete inventory. This was recorded in the Company’s consolidated statement of operations in cost of revenue (non-membership) during the three and nine months ended September 30, 2023.

Note 6. Inventory

As of December 31, 2023 and 2022, the balance of finished goods was $1,977 and $34,126, respectively. During the year ended December 31, 2023, the Company wrote off $30,753 of expired, slow-moving and obsolete inventory. This was recorded in the Company’s consolidated statement of operations in cost of revenue (non-membership) during the year ended December 31, 2023. There was no provision for slow-moving or obsolete inventory during the year ended December 31, 2022.